SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					09/30/11
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 10/27/11

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	43
Form 13F Information Table Value Total:	$1,066,786
List of Other Included Managers:
NONE

                                                       Form 13F Information Table
                        Title of            Value      shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)   Prn amtprn call dscretnMgrs  Sole    SharedNone

AMERICAN EXPRESS CO     COM    025816109          27861 620514SH       sole           618964        1550
BARRICK GOLD CORP COM   COM    067901108          28963 620860SH       sole           619310        1550
BAXTER INTL INC         COM    071813109          30236 538583SH       sole           537208        1375
CHEVRON CORP NEW COM    COM    166764100          31753 342941SH       sole           342121         820
CHUBB CORP              COM    171232101          28383 473129SH       sole           471954        1175
CISCO SYS INC COM       COM    17275R102          337552177724SH       sole          2172419        5305
CONOCOPHILLIPS COM      COM    20825C104          24390 385190SH       sole           384285         905
CVS CORP COM            COM    126650100          32872 978630SH       sole           976245        2385
DELL INC COM            COM    24702R101          259501835232SH       sole          1830917        4315
DR PEPPER SNAPPLE GROUP COM    26138E109          21952 566059SH       sole           564774        1285
EBAY INC COM            COM    278642103          16509 559832SH       sole           558477        1355
ENCANA CORP COM         COM    292505104          13917 724453SH       sole           722868        1585
EXELON CORP COM         COM    30161N101          21980 515845SH       sole           514590        1255
EXXON MOBIL CORP COM    COM    30231G102          37427 515305SH       sole           514180        1125
GLAXOSMITHKLINE PLC SPONCOM    37733W105          22550 546132SH       sole           544752        1380
GOOGLE INC CL A         COM    38259P508          33734  65498SH       sole            65337         161
ISHARES TR RUSL 3000 VALCOM    464287663           2775  37500SH       sole            37500           0
JOHNSON & JOHNSON       COM    478160104          35244 553365SH       sole           552010        1355
KIMBERLY CLARK CORP COM COM    494368103          42160 593723SH       sole           592278        1445
LILLY, ELI AND COMPANY  COM    532457108          17680 478232SH       sole           476977        1255
MARKET VECTORS ETF TR GOCOM    57060U100            688  12475SH       sole            12475           0
MEDTRONIC INC COM       COM    585055106          359061080196SH       sole          1077526        2670
MICROSOFT               COM    594918104          481821935804SH       sole          1931289        4515
MOLSON COORS BREWING CO COM    60871R209          448271131710SH       sole          1129015        2695
NEWMONT MNG CORP        COM    651639106          30355 482210SH       sole           481040        1170
NORTHROP GRUMMAN CORP COCOM    666807102          26503 508007SH       sole           506782        1225
PEPSICO INC             COM    713448108          25636 414159SH       sole           413174         985
PNC FINANCIAL CORP      COM    693475105          30675 636539SH       sole           635014        1525
PROCTER & GAMBLE COMPANYCOM    742718109          32170 509179SH       sole           508074        1105
PROSHARES TR SHRT 20+YR COM    74347X146            667  20745SH       sole            20745           0
QUEST DIAGNOSTICS INC COCOM    74834L100          20526 415844SH       sole           414779        1065
SCHWAB CHARLES CORP NEW COM    808513105          213941898358SH       sole          1893758        4600
SIGMA ALDRICH CORP COM  COM    826552101          16365 264853SH       sole           264213         640
SPDR GOLD TRUST GOLD SHSCOM    78463V107            350   2212SH       sole             2212           0
SUNTRUST BKS INC COM    COM    867914103          11853 660340SH       sole           658860        1480
TARGET CORP COM         COM    87612E106          33478 682659SH       sole           681009        1650
TORCHMARK CORP COM      COM    891027104          15312 439254SH       sole           438191        1063
TRAVELERS COMPANIES INC COM    89417E109          19587 401952SH       sole           400982         970
UNILEVER NV N Y SHS NEW COM    904784709          25504 809919SH       sole           808004        1915
US BANCORP DEL COM NEW  COM    902973304          258861099647SH       sole          1096937        2710
VANGUARD MORTG-BACK SEC COM    92206C771            417   8035SH       sole             8035           0
WAL MART STORES INC     COM    931142103          44995 866954SH       sole           864849        2105
WELLS FARGO & CO NEW COMCOM    949746101          254191053862SH       sole          1051297        2565
                                             1,066,786